Term Loan Agreement - Future Minimum Principal Payments Under Term Loan Agreement (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Long Term Debt By Maturity [Abstract]
2020	$ 81,080
Total	81,080
Notes payable, net of current portion	$ 81,080